CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Payables From Repurchase Agreements and Securities Lending (Details) - PEN (S/)
S/ in Thousands
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		S/ 22,013,866	S/ 27,923,617
Financial liabilities, at fair value		22,184,831	29,719,773
Debt Instruments [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		21,191,810	27,164,768
Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	21,191,810	27,164,768
Financial liabilities, at fair value	[1]	S/ 21,362,884	S/ 28,960,995
Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Description of presentation currency		Colombian pesos
Average interest rate		5.36%	4.62%
Carrying amount		S/ 676,361	S/ 700,719
Financial liabilities, at fair value		S/ 676,300	S/ 700,637
Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Description of presentation currency		Chilean pesos
Average interest rate		0.31%	0.09%
Carrying amount		S/ 74,218	S/ 17,865
Financial liabilities, at fair value		S/ 74,216	S/ 17,865
Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Average interest rate		2.91%	1.19%
Carrying amount		S/ 71,477	S/ 40,265
Financial liabilities, at fair value		71,431	40,276
Up to 3 Days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	49,110
Up to 3 Days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	0	0
Up to 3 Days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
Up to 3 Days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	17,865
Up to 3 Days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	31,245
From 3 to 30 Days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		1,026,972	1,092,759
From 3 to 30 Days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	204,916	383,020
From 3 to 30 Days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		676,361	700,719
From 3 to 30 Days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		74,218	0
From 3 to 30 Days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		71,477	9,020
More than 30 days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		20,986,894	26,781,748
More than 30 days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	20,986,894	26,781,748
More than 30 days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
More than 30 days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
More than 30 days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		S/ 0	S/ 0

[1]	At December 31, 2021, and 2020, the Group has repurchase agreements secured with: (i) cash, see note 5(a), (ii) investments, see note 6(b), and (iii) loans, see note 7(a). This item consists of the following: